INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of components of income tax expense
The following table reconciles consolidated income taxes to current income taxes by segment:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Current tax recovery (expense)	$(286)	$(213)
Deferred income tax recovery (expense)	(327)	558
Income tax recovery (expense)	$(613)	$345
The major components of income tax expense for the years ended December 31, 2017 and 2016 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Current income taxes	$286	$213
Deferred income tax expense/(recovery)
Origination and reversal of temporary differences	499	384
Recovery arising from previously unrecognized tax assets	3	27
Change of tax rates and new legislation	(175)	(969)
Total deferred income taxes	327	(558)
Income taxes	$613	$(345)

Schedule of income tax rates
The company’s effective income tax rate is different from the company’s domestic statutory income tax rate due to the following differences set out below:

FOR THE YEARS ENDED DEC. 31	2017	2016
Statutory income tax rate	26%	26%
Increase (reduction) in rate resulting from:
Change in tax rates and new legislation	(3)	(35)
International operations subject to different tax rates	3	(5)
Taxable income attributable to non-controlling interests	(9)	(2)
Portion of gains subject to different tax rates	(5)	(1)
(Recognition) derecognition of deferred tax assets	(2)	1
Non-recognition of the benefit of current year’s tax losses	3	6
Other	(1)	(2)
Effective income tax rate	12%	(12)%

Schedule of deferred income tax assets and liabilities
Deferred income tax assets and liabilities as at December 31, 2017 and 2016 relate to the following:

AS AT DEC. 31 (MILLIONS)	2017	2016
Non-capital losses (Canada)	$657	$814
Capital losses (Canada)	171	100
Losses (U.S.)	590	492
Losses (International)	861	481
Difference in basis	(12,224)	(9,965)
Total net deferred tax liabilities	$(9,945)	$(8,078)

Disclosure of unrecognized deferred tax assets
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

AS AT DEC. 31 (MILLIONS)	2017	2016
One year from reporting date	$—	$26
Two years from reporting date	—	—
Three years from reporting date	6	59
After three years from reporting date	530	555
Do not expire	990	845
Total	$1,526	$1,485

Schedule of components of income taxes in other comprehensive income
The components of the income taxes in other comprehensive income for the years ended December 31, 2017 and 2016 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Revaluation of property, plant and equipment	$(315)	$120
Financial contracts and power sale agreements	27	(37)
Available-for-sale securities	5	38
Foreign currency translation	(43)	59
Revaluation of pension obligation	1	(7)
Total deferred tax in other comprehensive income	$(325)	$173